Cost of Revenues (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cost Of Revenue [Abstract]
Revenue sharing fees		¥ 59,672	$ 8,571	¥ 47,539	¥ 72,613
Content and operational costs		648,195	93,108	491,868	466,379
Bandwidth costs		60,435	8,681	57,141	55,050
Sales taxes and related surcharges (Note 2(t))					133,155
Total	[1]	¥ 768,302	$ 110,360	¥ 596,548	¥ 727,197

[1]	(1)Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 24): Net advertising revenues 67,393 41,482 50,700 7,283 Paid services revenues 139,149 87,131 72,454 10,407 Cost of revenues (57,057) (30,167) (26,728) (3,839) Sales and marketing expenses (748) (4,341) (4,157) (597) General and administrative expenses (6,245) (7,918) (7,045) (1,012)